Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (799,735)	$ (2,108,089)	$ (6,970,072)	$ (6,834,023)
Accumulated deficit	$ (69,226,343)		$ (68,426,608)	$ (61,456,536)